GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.43%
30,296	AdvanSix Inc(a)	$ 390,212
133,896	Allegheny Technologies Inc(a)	1,167,573
28,520	American Vanguard Corp	374,753
100,573	Arconic Corp(a)	1,915,916
34,069	Balchem Corp	3,326,156
49,827	Carpenter Technology Corp	904,858
51,659	Century Aluminum Co(a)	367,812
17,563	Clearwater Paper Corp(a)	666,340
420,230	Cleveland-Cliffs Inc(b)	2,697,877
86,836	Ferro Corp(a)	1,076,766
49,986	GCP Applied Technologies Inc(a)	1,047,207
10,096	Hawkins Inc	465,426
54,199	HB Fuller Co	2,481,230
25,711	Innospec Inc	1,628,021
16,708	Kaiser Aluminum Corp	895,382
21,998	Koppers Holdings Inc(a)	459,978
32,699	Kraton Corp(a)	582,696
153,257	Livent Corp(a)	1,374,715
42,091	Mercer International Inc	277,801
17,555	Neenah Inc	657,786
46,991	P H Glatfelter Co	647,066
13,668	Quaker Chemical Corp(b)	2,456,276
51,726	Rayonier Advanced Materials Inc(a)	165,523
19,675	Rogers Corp(a)	1,929,331
32,489	Schweitzer-Mauduit International Inc	987,341
22,203	Stepan Co	2,420,127
		31,364,169
Communications — 4.63%
49,598	ADTRAN Inc	508,628
11,262	ATN International Inc	564,677
34,010	CalAmp Corp(a)	244,532
52,702	Cincinnati Bell Inc(a)	790,530
44,239	Cogent Communications Holdings Inc	2,656,552
77,730	Consolidated Communications Holdings Inc(a)	442,284
14,152	ePlus Inc(a)	1,035,926
56,868	EW Scripps Co Class A	650,570
129,207	Extreme Networks Inc(a)	519,412
141,141	Gannett Co Inc(b)	183,483
99,610	Harmonic Inc(a)	555,824
26,290	HealthStream Inc(a)	527,640
121,318	Iridium Communications Inc(a)	3,103,314
29,652	Liquidity Services Inc(a)	221,204
43,416	Meredith Corp	569,618
31,438	NETGEAR Inc(a)	968,919
71,088	NIC Inc	1,400,434
35,100	Perficient Inc(a)	1,500,174
34,568	Plantronics Inc	409,285
48,443	QuinStreet Inc(a)	767,337
31,570	Scholastic Corp	662,654
52,123	Shenandoah Telecommunications Co	2,316,086
Shares		Fair Value
Communications — (continued)
23,041	Shutterstock Inc	$ 1,199,054
18,673	Spok Holdings Inc	177,580
18,314	Stamps.com Inc(a)	4,412,758
24,373	TechTarget Inc(a)	1,071,437
240,338	Viavi Solutions Inc(a)	2,819,165
243,156	Vonage Holdings Corp(a)	2,487,486
		32,766,563
Consumer, Cyclical — 15.23%
65,191	Abercrombie & Fitch Co Class A	908,111
13,734	Allegiant Travel Co	1,645,333
118,719	American Axle & Manufacturing Holdings Inc(a)	685,009
6,571	America's Car-Mart Inc(a)	557,746
20,257	Asbury Automotive Group Inc(a)	1,974,045
41,761	Barnes & Noble Education Inc(a)	107,743
134,135	Bed Bath & Beyond Inc(b)	2,009,342
37,121	Big Lots Inc	1,655,597
23,648	BJ's Restaurants Inc	696,197
82,703	Bloomin' Brands Inc	1,262,875
30,403	Boot Barn Holdings Inc(a)(b)	855,540
47,575	Brinker International Inc	2,032,404
29,710	Buckle Inc(b)	605,787
43,778	Caleres Inc	418,518
99,579	Callaway Golf Co(b)	1,905,942
157,466	Capri Holdings Ltd(a)	2,834,388
21,548	Cato Corp Class A	168,505
9,123	Cavco Industries Inc(a)	1,644,968
30,189	Century Communities Inc(a)	1,277,900
43,776	Cheesecake Factory Inc(b)	1,214,346
131,635	Chico's FAS Inc	128,015
15,005	Children's Place Inc(b)	425,392
20,290	Chuy's Holdings Inc(a)	397,278
18,610	Conn's Inc(a)(b)	196,894
52,690	Cooper Tire & Rubber Co	1,670,273
17,705	Cooper-Standard Holdings Inc(a)	233,883
47,750	Core-Mark Holding Co Inc	1,381,408
71,029	Crocs Inc(a)	3,035,069
34,441	Daktronics Inc	136,386
49,270	Dave & Buster's Entertainment Inc(b)	746,933
59,113	Designer Brands Inc Class A	320,984
17,074	Dine Brands Global Inc	932,070
30,440	Dorman Products Inc(a)	2,751,167
21,264	El Pollo Loco Holdings Inc(a)	344,477
23,569	Ethan Allen Interiors Inc	319,124
21,979	Fiesta Restaurant Group Inc(a)	205,943
48,546	Fossil Group Inc(a)	278,654
23,231	Foundation Building Materials Inc(a)	365,191
44,013	G-III Apparel Group Ltd(a)	577,010
56,227	GameStop Corp Class A(a)(b)	573,515
15,019	Genesco Inc(a)	323,509

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
34,523	Gentherm Inc(a)	$ 1,411,991
44,366	GMS Inc(a)	1,069,221
17,862	Group 1 Automotive Inc	1,578,822
38,931	Guess? Inc	452,378
18,416	Haverty Furniture Cos Inc	385,631
47,878	Hawaiian Holdings Inc	617,147
16,721	Hibbett Sports Inc(a)	655,798
23,624	Installed Building Products Inc(a)	2,403,742
60,740	Interface Inc	371,729
29,268	iRobot Corp(a)(b)	2,221,441
49,584	Kontoor Brands Inc	1,199,933
48,077	La-Z-Boy Inc	1,520,676
26,465	LCI Industries	2,812,965
22,989	LGI Homes Inc(a)	2,670,632
29,958	Lumber Liquidators Holdings Inc(a)	660,574
29,886	M/I Homes Inc(a)	1,376,250
325,541	Macy's Inc(b)	1,855,584
23,821	Marcus Corp	184,136
22,203	MarineMax Inc(a)	569,951
53,180	MDC Holdings Inc	2,504,778
39,148	Meritage Homes Corp(a)	4,321,548
75,636	Meritor Inc(a)	1,583,818
38,755	Methode Electronics Inc	1,104,518
80,431	Michaels Cos Inc(a)(b)	776,561
12,490	Monarch Casino & Resort Inc(a)	557,054
19,345	Motorcar Parts of America Inc(a)	301,008
16,092	Movado Group Inc	159,954
55,383	ODP Corp	1,077,199
17,459	Oxford Industries Inc	704,645
11,275	PC Connection Inc	462,952
20,971	PetMed Express Inc(b)	663,103
24,392	PriceSmart Inc	1,620,848
12,927	Red Robin Gourmet Burgers Inc(a)(b)	170,119
25,478	Regis Corp(a)(b)	156,435
128,713	Resideo Technologies Inc(a)	1,415,843
32,379	Ruth's Hospitality Group Inc	358,112
26,654	ScanSource Inc(a)	528,549
37,152	Shake Shack Inc Class A(a)(b)	2,395,561
9,110	Shoe Carnival Inc(b)	305,914
54,620	Signet Jewelers Ltd	1,021,394
52,775	SkyWest Inc	1,575,862
29,001	Sleep Number Corp(a)	1,418,439
25,365	Sonic Automotive Inc Class A	1,018,658
21,122	Standard Motor Products Inc	943,097
80,219	Steven Madden Ltd	1,564,271
57,484	Titan International Inc	166,129
50,785	Tupperware Brands Corp	1,023,826
15,957	Unifi Inc(a)	204,888
16,074	UniFirst Corp	3,043,933
14,517	Universal Electronics Inc(a)	547,872
23,378	Vera Bradley Inc(a)	142,840
13,015	Veritiv Corp(a)	164,770
60,787	Vista Outdoor Inc(a)	1,226,682
55,274	Wabash National Corp	661,077
Shares		Fair Value
Consumer, Cyclical — (continued)
35,307	Winnebago Industries Inc	$ 1,824,313
85,252	Wolverine World Wide Inc	2,202,912
77,860	YETI Holdings Inc(a)	3,528,615
21,587	Zumiez Inc(a)	600,550
		107,870,719
Consumer, Non-Cyclical — 18.13%
70,244	ABM Industries Inc	2,575,145
15,560	Addus HomeCare Corp(a)	1,470,576
36,452	AMAG Pharmaceuticals Inc(a)(b)	342,649
15,936	American Public Education Inc(a)	449,236
49,523	AMN Healthcare Services Inc(a)	2,895,115
38,587	Amphastar Pharmaceuticals Inc(a)	723,506
34,454	Andersons Inc	660,483
40,296	AngioDynamics Inc(a)	485,970
10,250	ANI Pharmaceuticals Inc(a)	289,153
14,769	Anika Therapeutics Inc(a)	522,675
79,221	Arlo Technologies Inc(a)	416,702
67,895	B&G Foods Inc(b)	1,885,444
36,150	BioTelemetry Inc(a)	1,647,717
17,099	Calavo Growers Inc	1,133,151
38,635	Cal-Maine Foods Inc(a)	1,482,425
41,396	Cardiovascular Systems Inc(a)	1,628,933
37,774	Cardtronics PLC Class A(a)	747,925
9,894	Central Garden & Pet Co(a)	395,067
41,041	Central Garden & Pet Co Class A(a)	1,483,222
31,945	Chefs' Warehouse Inc(a)	464,480
4,896	Coca-Cola Consolidated Inc	1,178,369
63,856	Coherus Biosciences Inc(a)	1,171,119
126,193	Community Health Systems Inc(a)	532,534
30,083	CONMED Corp	2,366,630
108,402	Corcept Therapeutics Inc(a)	1,886,737
9,223	CorVel Corp(a)	787,921
102,433	Covetrus Inc(a)	2,499,365
37,971	Cross Country Healthcare Inc(a)	246,432
39,323	CryoLife Inc(a)	726,296
19,023	Cutera Inc(a)	360,866
73,635	Cytokinetics Inc(a)	1,594,198
43,913	Deluxe Corp	1,129,882
10,995	Eagle Pharmaceuticals Inc(a)	467,068
18,740	Enanta Pharmaceuticals Inc(a)	857,917
240,051	Endo International PLC(a)	792,168
53,188	Ensign Group Inc	3,034,907
63,130	EVERTEC Inc	2,191,242
11,541	Forrester Research Inc(a)	378,429
31,424	Fresh Del Monte Produce Inc	720,238
12,543	Fulgent Genetics Inc(a)(b)	502,222
46,683	Glaukos Corp(a)(b)	2,311,742
55,705	Green Dot Corp Class A(a)	2,819,230
39,600	Hanger Inc(a)	626,472

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,818	Heidrick & Struggles International Inc	$ 389,424
8,858	Heska Corp(a)	875,082
93,209	HMS Holdings Corp(a)	2,232,356
70,414	Innoviva Inc(a)	735,826
19,715	Inogen Inc(a)	571,735
34,614	Integer Holdings Corp(a)	2,042,572
18,738	Inter Parfums Inc	699,864
36,670	Invacare Corp	275,758
15,716	J & J Snack Foods Corp	2,049,209
9,404	John B Sanfilippo & Son Inc	708,874
34,302	Kelly Services Inc Class A	584,506
58,057	Korn Ferry	1,683,653
35,929	Lannett Co Inc(a)	219,526
70,111	Lantheus Holdings Inc(a)	888,306
17,696	LeMaitre Vascular Inc	575,651
44,726	Luminex Corp	1,174,058
23,253	Magellan Health Inc(a)	1,762,112
12,398	Medifast Inc	2,038,851
45,614	Meridian Bioscience Inc(a)	774,526
50,878	Merit Medical Systems Inc(a)	2,213,193
13,474	MGP Ingredients Inc	535,457
124,093	Momenta Pharmaceuticals Inc(a)	6,512,401
35,249	Monro Inc	1,430,052
78,545	Myriad Genetics Inc(a)	1,024,227
12,287	National Beverage Corp(a)(b)	835,639
35,126	Natus Medical Inc(a)	601,708
55,781	Neogen Corp(a)	4,364,863
115,752	NeoGenomics Inc(a)	4,270,091
73,928	OraSure Technologies Inc(a)	899,704
19,839	Orthofix Medical Inc(a)	617,786
65,962	Owens & Minor Inc	1,656,306
44,406	Pacira BioSciences Inc(a)	2,669,689
27,532	Pennant Group Inc(a)	1,061,634
72,528	Perdoceo Education Corp(a)	887,743
20,889	Phibro Animal Health Corp Class A	363,469
12,746	Providence Service Corp(a)	1,184,231
34,052	Quanex Building Products Corp	627,919
122,176	R1 RCM Inc(a)	2,095,318
43,874	RadNet Inc(a)	673,466
31,172	REGENXBIO Inc(a)	857,853
50,957	Rent-A-Center Inc	1,523,105
32,726	Resources Connection Inc	377,985
81,402	RR Donnelley & Sons Co	118,847
113,100	Select Medical Holdings Corp(a)	2,354,742
7,170	Seneca Foods Corp Class A(a)	256,184
37,524	SpartanNash Co	613,517
151,738	Spectrum Pharmaceuticals Inc(a)	619,091
55,136	Supernus Pharmaceuticals Inc(a)	1,149,034
14,074	Surmodics Inc(a)	547,619
20,072	Tactile Systems Technology Inc(a)	734,435
30,558	Team Inc(a)	168,069
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,896	Tivity Health Inc(a)	$ 545,322
37,682	TrueBlue Inc(a)	583,694
56,679	United Natural Foods Inc(a)	842,817
25,790	Universal Corp	1,080,085
13,511	US Physical Therapy Inc	1,173,836
12,804	USANA Health Sciences Inc(a)	943,015
56,506	Vanda Pharmaceuticals Inc(a)	545,848
41,355	Varex Imaging Corp(a)	526,036
132,961	Vector Group Ltd	1,288,392
20,769	Viad Corp	432,618
14,410	WD-40 Co	2,727,957
59,666	Xencor Inc(a)	2,314,444
20,081	Zynex Inc(a)(b)	350,413
		128,363,301
Energy — 2.90%
136,857	Archrock Inc	736,291
20,148	Bonanza Creek Energy Inc(a)	378,782
39,156	Callon Petroleum Co(a)(b)	188,732
28,935	CONSOL Energy Inc(a)	128,182
46,979	Core Laboratories NV	716,900
15,314	DMC Global Inc	504,443
36,786	Dril-Quip Inc(a)	910,821
29,281	Exterran Corp(a)	121,809
27,712	FutureFuel Corp	315,085
14,853	Geospace Technologies Corp(a)	91,792
35,427	Green Plains Inc(a)	548,410
166,448	Gulfport Energy Corp(a)	87,735
148,940	Helix Energy Solutions Group Inc(a)	358,945
112,157	Helmerich & Payne Inc	1,643,100
10,282	Laredo Petroleum Inc(a)	100,764
116,018	Matador Resources Co(a)	958,309
26,960	Matrix Service Co(a)	225,116
7,348	Nabors Industries Ltd(b)	179,585
98,605	Newpark Resources Inc(a)	103,535
114,345	NOW Inc(a)	519,126
303,609	Oasis Petroleum Inc(a)(b)	85,011
107,099	Oceaneering International Inc(a)	376,989
61,072	Oil States International Inc(a)	166,727
41,107	Par Pacific Holdings Inc(a)	278,294
195,933	Patterson-UTI Energy Inc	558,409
101,210	PBF Energy Inc Class A	575,885
99,633	PDC Energy Inc(a)	1,234,951
12,755	Penn Virginia Corp(a)	125,637
85,057	ProPetro Holding Corp(a)	345,331
262,857	QEP Resources Inc	237,307
267,062	Range Resources Corp	1,767,950
41,155	Renewable Energy Group Inc(a)	2,198,500
5,979	REX American Resources Corp(a)	392,282
53,252	RPC Inc(a)	140,585
112,252	SM Energy Co	178,481
630,777	Southwestern Energy Co(a)	1,482,326
85,079	SunCoke Energy Inc	290,970

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Energy — (continued)
19,602	Talos Energy Inc(a)	$ 126,433
76,400	US Silica Holdings Inc	229,200
53,446	Warrior Met Coal Inc	912,858
		20,521,588
Financial — 23.35%
90,487	Acadia Realty Trust REIT	950,113
56,771	Agree Realty Corp REIT	3,612,906
77,523	Alexander & Baldwin Inc REIT	869,033
19,552	Allegiance Bancshares Inc	456,930
49,095	Ambac Financial Group Inc(a)	626,943
50,818	American Assets Trust Inc REIT	1,224,206
96,490	American Equity Investment Life Holding Co	2,121,815
72,610	Ameris Bancorp	1,654,056
20,434	AMERISAFE Inc	1,172,094
141,164	Apollo Commercial Real Estate Finance Inc REIT	1,271,888
58,790	Armada Hoffler Properties Inc REIT	544,395
67,474	ARMOUR Residential REIT Inc	641,678
54,480	Axos Financial Inc(a)	1,269,929
46,129	Banc of California Inc	466,825
19,142	BancFirst Corp	781,759
97,680	BankUnited Inc	2,140,169
37,240	Banner Corp	1,201,362
51,638	Berkshire Hills Bancorp Inc	522,060
50,047	Blucora Inc(a)	471,443
84,863	Boston Private Financial Holdings Inc	468,444
179,334	Brandywine Realty Trust REIT	1,854,314
65,435	Brightsphere Investment Group Inc	844,111
82,202	Brookline Bancorp Inc	710,636
132,276	Cadence BanCorp	1,136,251
100,360	Capstead Mortgage Corp REIT	564,023
101,288	CareTrust REIT Inc	1,802,420
29,066	Central Pacific Financial Corp	394,426
48,161	Chatham Lodging Trust REIT	366,987
16,987	City Holding Co	978,621
75,451	Columbia Banking System Inc	1,799,506
54,889	Community Bank System Inc	2,989,255
21,774	Community Healthcare Trust Inc REIT	1,018,152
125,097	CoreCivic Inc REIT	1,000,776
31,279	Customers Bancorp Inc(a)	350,325
135,717	CVB Financial Corp	2,256,974
211,631	DiamondRock Hospitality Co REIT	1,072,969
29,436	Dime Community Bancshares Inc	332,921
247,112	Diversified Healthcare Trust REIT	869,834
34,312	Eagle Bancorp Inc	919,218
83,143	Easterly Government Properties Inc REIT	1,863,235
27,096	eHealth Inc(a)	2,140,584
Shares		Fair Value
Financial — (continued)
31,899	Employers Holdings Inc	$ 964,945
32,703	Encore Capital Group Inc(a)	1,262,009
31,910	Enova International Inc(a)	523,005
106,855	Essential Properties Realty Trust Inc REIT	1,957,584
57,070	EZCORP Inc Class A(a)	287,062
32,286	FB Financial Corp(b)	811,024
229,463	First BanCorp	1,197,797
102,144	First Commonwealth Financial Corp	790,595
103,273	First Financial Bancorp	1,239,792
136,565	First Hawaiian Inc(b)	1,976,096
121,182	First Midwest Bancorp Inc	1,306,342
44,087	Flagstar Bancorp Inc	1,306,298
74,313	Four Corners Property Trust Inc REIT	1,901,670
110,828	Franklin Street Properties Corp REIT	405,630
36,220	Getty Realty Corp REIT	942,082
94,401	Global Net Lease Inc REIT	1,500,976
59,654	Granite Point Mortgage Trust Inc REIT	422,947
57,868	Great Western Bancorp Inc	720,457
15,522	Greenhill & Co Inc	176,175
32,727	Hanmi Financial Corp	268,689
6,869	HCI Group Inc	338,573
37,572	Heritage Financial Corp	690,949
36,180	Hersha Hospitality Trust REIT	200,437
24,381	HomeStreet Inc	628,055
130,321	Hope Bancorp Inc	988,485
43,381	Horace Mann Educators Corp	1,448,925
100,325	Independence Realty Trust Inc REIT	1,162,767
34,552	Independent Bank Corp	1,809,834
38,626	Independent Bank Group Inc	1,706,497
69,083	Industrial Logistics Properties Trust REIT	1,510,845
22,451	Innovative Industrial Properties Inc REIT(b)	2,786,394
188,688	Invesco Mortgage Capital Inc REIT(b)	511,344
12,919	Investors Real Estate Trust REIT	841,931
76,434	iStar Inc REIT	902,686
32,393	James River Group Holdings Ltd	1,442,460
21,819	Kinsale Capital Group Inc	4,149,537
88,158	Kite Realty Group Trust REIT	1,020,870
24,767	KKR Real Estate Finance Trust Inc REIT	409,399
291,238	Lexington Realty Trust REIT	3,043,437
40,970	LTC Properties Inc REIT	1,428,214
91,021	Mack-Cali Realty Corp REIT	1,148,685
24,728	Marcus & Millichap Inc(a)	680,515
33,092	Meta Financial Group Inc	636,028
76,987	Mr Cooper Group Inc(a)	1,718,350
32,577	National Bank Holdings Corp Class A	855,146
65,031	National Storage Affiliates Trust REIT	2,127,164

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
46,133	NBT Bancorp Inc	$ 1,237,287
395,351	New York Mortgage Trust Inc REIT	1,008,145
22,979	NexPoint Residential Trust Inc REIT	1,019,119
89,702	NMI Holdings Inc Class A(a)	1,596,696
44,019	Northfield Bancorp Inc	401,453
133,852	Northwest Bancshares Inc	1,231,438
51,030	Office Properties Income Trust REIT	1,057,342
53,761	OFG Bancorp	669,862
173,699	Old National Bancorp	2,181,659
98,489	Pacific Premier Bancorp Inc	1,983,568
22,532	Palomar Holdings Inc(a)	2,348,736
14,897	Park National Corp(b)	1,220,958
105,674	PennyMac Mortgage Investment Trust REIT	1,698,181
14,280	Piper Sandler Cos	1,042,440
47,767	PRA Group Inc(a)	1,908,292
14,077	Preferred Bank	452,153
57,239	ProAssurance Corp	895,218
74,022	Provident Financial Services Inc	903,068
19,154	RE/MAX Holdings Inc Class A	626,910
39,281	Ready Capital Corp REIT	439,947
121,330	Realogy Holdings Corp(a)	1,145,355
120,030	Redwood Trust Inc REIT	902,626
122,967	Retail Opportunity Investments Corp REIT	1,280,701
225,857	Retail Properties of America Inc REIT Class A	1,312,229
85,802	RPT Realty REIT	466,763
39,742	S&T Bancorp Inc	703,036
13,883	Safehold Inc REIT(b)	862,134
15,281	Safety Insurance Group Inc	1,055,764
12,666	Saul Centers Inc REIT	336,662
55,674	Seacoast Banking Corp of Florida(a)	1,003,802
48,908	ServisFirst Bancshares Inc	1,664,339
115,392	Simmons First National Corp Class A	1,829,540
157,132	SITE Centers Corp REIT	1,131,350
33,074	Southside Bancshares Inc	807,998
32,755	St Joe Co(a)	675,736
27,988	Stewart Information Services Corp	1,223,915
17,373	StoneX Group Inc(a)	888,803
110,263	Summit Hotel Properties Inc REIT	571,162
96,591	Tanger Factory Outlet Centers Inc REIT(b)	582,444
84,374	Third Point Reinsurance Ltd(a)	586,399
12,733	Tompkins Financial Corp	723,362
23,146	Triumph Bancorp Inc(a)	720,766
33,813	Trupanion Inc(a)	2,667,846
103,925	TrustCo Bank Corp NY	542,489
90,306	United Community Banks Inc	1,528,881
22,438	United Fire Group Inc	455,940
22,275	United Insurance Holdings Corp	134,987
Shares		Fair Value
Financial — (continued)
202,891	Uniti Group Inc REIT	$ 2,137,457
13,311	Universal Health Realty Income Trust REIT	758,594
31,127	Universal Insurance Holdings Inc	430,798
32,186	Urstadt Biddle Properties Inc REIT Class A	296,111
48,037	Veritex Holdings Inc	818,070
7,608	Virtus Investment Partners Inc	1,054,849
68,411	Waddell & Reed Financial Inc Class A(b)	1,015,903
30,452	Walker & Dunlop Inc	1,613,956
216,998	Washington Prime Group Inc REIT(b)	140,485
86,061	Washington Real Estate Investment Trust REIT	1,732,408
28,222	Westamerica BanCorp	1,533,866
42,668	Whitestone REIT	256,008
126,161	WisdomTree Investments Inc	403,715
4,690	World Acceptance Corp(a)(b)	495,030
120,389	Xenia Hotels & Resorts Inc REIT	1,057,015
		165,354,054
Industrial — 19.30%
42,786	AAON Inc	2,577,856
34,269	AAR Corp	644,257
40,341	Advanced Energy Industries Inc(a)	2,539,063
31,715	Aegion Corp(a)	448,133
76,164	Aerojet Rocketdyne Holdings Inc(a)	3,038,182
22,806	AeroVironment Inc(a)	1,368,588
10,285	Alamo Group Inc	1,111,089
46,621	Alarm.com Holdings Inc(a)	2,575,810
32,533	Albany International Corp Class A	1,610,709
17,780	American Woodmark Corp(a)	1,396,441
27,131	Apogee Enterprises Inc	579,789
40,806	Applied Industrial Technologies Inc	2,248,411
20,969	Applied Optoelectronics Inc(a)(b)	235,901
26,500	ArcBest Corp	823,090
50,825	Arcosa Inc	2,240,874
23,795	Astec Industries Inc	1,290,879
27,259	Atlas Air Worldwide Holdings Inc(a)	1,660,073
27,347	AZZ Inc	933,080
30,630	Badger Meter Inc	2,002,283
49,542	Barnes Group Inc	1,770,631
10,957	Bel Fuse Inc Class B	117,021
37,957	Benchmark Electronics Inc	764,834
41,095	Boise Cascade Co	1,640,512
50,944	Brady Corp Class A	2,038,779
24,756	Bristow Group Inc(a)	526,065
37,103	Chart Industries Inc(a)	2,607,228
20,762	CIRCOR International Inc(a)	567,841
38,279	Comfort Systems USA Inc	1,971,751

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
26,435	Comtech Telecommunications Corp	$ 370,090
34,795	Dorian LPG Ltd(a)	278,708
17,131	DXP Enterprises Inc(a)	276,323
27,805	Echo Global Logistics Inc(a)	716,535
21,744	Encore Wire Corp	1,009,356
62,566	Enerpac Tool Group Corp	1,176,866
21,441	EnPro Industries Inc	1,209,487
27,439	ESCO Technologies Inc	2,210,486
54,341	Exponent Inc	3,914,182
38,688	Fabrinet(a)	2,438,505
18,622	FARO Technologies Inc(a)	1,135,570
63,043	Federal Signal Corp	1,844,008
29,527	Forward Air Corp	1,694,259
40,394	Franklin Electric Co Inc	2,376,379
34,166	Gibraltar Industries Inc(a)	2,225,573
49,559	Granite Construction Inc	872,734
34,731	Greenbrier Cos Inc	1,021,091
46,777	Griffon Corp	914,023
83,417	Harsco Corp(a)	1,160,330
13,631	Haynes International Inc	232,954
48,443	Heartland Express Inc	901,040
78,574	Hillenbrand Inc	2,228,359
35,418	Hub Group Inc Class A(a)	1,777,807
23,490	Ichor Holdings Ltd(a)	506,679
18,693	Insteel Industries Inc	349,559
42,098	Itron Inc(a)	2,557,032
33,384	John Bean Technologies Corp	3,067,656
29,149	Kaman Corp	1,135,937
95,883	Knowles Corp(a)	1,428,657
11,473	Lindsay Corp(b)	1,109,210
19,238	Lydall Inc(a)	318,196
61,318	Marten Transport Ltd	1,000,710
21,337	Materion Corp	1,110,164
44,974	Matson Inc	1,803,008
32,628	Matthews International Corp Class A	729,562
5,062	Mesa Laboratories Inc	1,289,595
31,472	Moog Inc Class A	1,999,416
59,934	Mueller Industries Inc	1,621,814
37,002	Myers Industries Inc	489,536
17,672	MYR Group Inc(a)	657,045
5,199	National Presto Industries Inc	425,590
9,136	Olympic Steel Inc	103,785
17,580	OSI Systems Inc(a)	1,364,384
20,370	Park Aerospace Corp	222,440
23,468	Patrick Industries Inc	1,349,879
62,025	PGT Innovations Inc(a)	1,086,678
30,739	Plexus Corp(a)	2,171,096
8,660	Powell Industries Inc	208,966
28,057	Proto Labs Inc(a)	3,633,381
37,713	Raven Industries Inc	811,584
27,488	Saia Inc(a)	3,467,336
71,533	Sanmina Corp(a)	1,934,968
18,867	SEACOR Holdings Inc(a)	548,652
45,163	Simpson Manufacturing Co Inc	4,388,037
14,014	SMART Global Holdings Inc(a)	383,143
46,659	SPX Corp(a)	2,164,044
Shares		Fair Value
Industrial — (continued)
45,139	SPX FLOW Inc(a)	$ 1,932,852
12,968	Standex International Corp	767,706
17,594	Sturm Ruger & Co Inc	1,076,049
19,375	Tennant Co	1,169,475
45,404	TimkenSteel Corp(a)	161,184
26,218	Tredegar Corp	389,862
40,608	Trinseo SA	1,041,189
56,046	Triumph Group Inc	364,859
103,332	TTM Technologies Inc(a)	1,179,018
64,417	UFP Industries Inc	3,640,205
17,126	US Concrete Inc(a)	497,339
32,984	US Ecology Inc	1,077,587
21,900	Vicor Corp(a)	1,702,287
28,980	Watts Water Technologies Inc Class A	2,902,347
		136,653,533
Technology — 9.38%
126,546	3D Systems Corp(a)(b)	621,341
109,280	8x8 Inc(a)	1,699,304
20,778	Agilysys Inc(a)	501,997
171,269	Allscripts Healthcare Solutions Inc(a)	1,394,130
34,402	Axcelis Technologies Inc(a)	756,844
39,687	Bottomline Technologies Inc(a)	1,673,204
77,759	Brooks Automation Inc	3,597,131
23,013	CEVA Inc(a)	906,022
43,763	Cohu Inc	751,848
13,780	Computer Programs and Systems Inc	380,466
35,054	CSG Systems International Inc	1,435,461
33,828	CTS Corp	745,231
32,894	Cubic Corp	1,913,444
83,022	Diebold Nixdorf Inc(a)	634,288
29,868	Digi International Inc(a)	466,837
43,732	Diodes Inc(a)	2,468,671
32,537	Donnelley Financial Solutions Inc(a)	434,694
25,144	DSP Group Inc(a)	331,398
23,017	Ebix Inc(b)	474,150
36,160	ExlService Holdings Inc(a)	2,385,475
79,795	FormFactor Inc(a)	1,989,289
153,814	Glu Mobile Inc(a)	1,180,522
36,935	Insight Enterprises Inc(a)	2,089,782
66,040	Kulicke & Soffa Industries Inc	1,479,296
64,904	LivePerson Inc(a)	3,374,359
28,360	ManTech International Corp Class A	1,953,437
69,750	MaxLinear Inc(a)	1,620,990
7,587	MicroStrategy Inc Class A(a)	1,142,299
18,428	MTS Systems Corp	352,159
57,889	NextGen Healthcare Inc(a)	737,506
44,932	Omnicell Inc(a)	3,354,623
34,345	OneSpan Inc(a)	719,871
50,347	Onto Innovation Inc(a)	1,499,334
29,290	PDF Solutions Inc(a)	548,016
67,747	Photronics Inc(a)	674,760
182,514	Pitney Bowes Inc	969,149

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
62,917	Power Integrations Inc	$ 3,485,602
47,262	Progress Software Corp	1,733,570
118,646	Rambus Inc(a)	1,624,264
15,751	Simulations Plus Inc	1,186,995
36,823	SPS Commerce Inc(a)	2,867,407
41,982	Sykes Enterprises Inc(a)	1,436,204
21,635	Tabula Rasa HealthCare Inc(a)(b)	882,059
18,858	TTEC Holdings Inc	1,028,704
41,794	Ultra Clean Holdings Inc(a)	896,899
65,916	Unisys Corp(a)	703,324
51,556	Veeco Instruments Inc(a)	601,659
29,543	Virtusa Corp(a)	1,452,334
112,946	Xperi Holding Corp	1,297,750
		66,454,099
Utilities — 1.76%
38,884	American States Water Co	2,914,356
70,942	Avista Corp	2,420,541
51,356	California Water Service Group	2,231,418
17,144	Chesapeake Utilities Corp(a)	1,445,239
32,216	Northwest Natural Holding Co	1,462,284
104,952	South Jersey Industries Inc	2,022,425
		12,496,263
TOTAL COMMON STOCK — 99.11% (Cost $716,427,735)		$701,844,289
GOVERNMENT MONEY MARKET MUTUAL FUNDS
931,000	BlackRock FedFund Institutional Class(c), 0.00%(d)	931,000
767,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.04%(d)	767,000
1,008,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.03%(d)	1,008,000
1,008,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.00%(d)	1,008,000
1,008,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.02%(d)	1,008,000
1,008,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.01%(d)	1,008,000
767,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.02%(d)	767,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.92% (Cost $6,497,000)		$6,497,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.92%
$6,500,000	Federal Home Loan Bank 0.01%, 10/01/2020	$ 6,500,000
Repurchase Agreements — 3.19%
6,919,385	Undivided interest of 10.23% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $ 6,919,385 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	6,919,385
1,879,409	Undivided interest of 86.26% in a repurchase agreement (principal amount/value $2,178,809 with a maturity value of $2,178,814) with TD Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $ 1,879,409 on 10/1/20 collateralized by Federal National Mortgage Association securities, 2.50% - 4.00%, 3/1/50 - 9/1/50, with a value of $2,222,385.(c)	1,879,409
6,919,385	Undivided interest of 9.81% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $ 6,919,385 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	6,919,385

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,919,385	Undivided interest of 9.92% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $ 6,919,385 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	$ 6,919,385
		22,637,564
TOTAL SHORT TERM INVESTMENTS — 4.11% (Cost $29,137,564)		$29,137,564
TOTAL INVESTMENTS — 104.14% (Cost $752,062,299)		$737,478,853
OTHER ASSETS & LIABILITIES, NET — (4.14)%		$(29,348,520)
TOTAL NET ASSETS — 100.00%		$708,130,333
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2020.
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	190	USD	14,291,800	December 2020	$76,286
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 125 futures contracts for the reporting period.

September 30, 2020